Balance Sheet Components (Tables)	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment, net consist of the following (in thousands):

	September 30, 2023	December 31, 2022
Land	$31,243	$31,243
Laboratory equipment	7,936	19,050
Buildings	23,198	32,778
Office and computer equipment	818	4,969
Leasehold improvements	1,365	4,340
Manufacturing equipment	1,933	8,803
Vehicles	—	64
Construction work-in-progress	79,235	104,117
Total property, plant and equipment, gross	145,728	205,364
Less: accumulated depreciation	(6,293)	(8,484)
Total property, plant and equipment, net	$139,435	$196,880

Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	September 30, 2023	December 31, 2022
Accrued construction costs	$60	$12,359
Accrued compensation and benefits	3,294	3,273
Accrued operational expenses	1,387	2,203
Accrued restructuring costs	3,188	5,434
Accrued research, development and clinical trial expenses	1,773	3,827
Operating lease liabilities, current	1,796	2,381
Other current liabilities	324	592
Total accrued expenses and other current liabilities	$11,822	$30,069